Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	£ 792	£ 456	£ 343
Provisions in relation to loan commitments and financial guarantees
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(71)	(48)	10
Financial assets at amortised cost
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	864	507	335
Financial assets at amortised cost | Loans and advances to banks
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	(5)	(3)
Financial assets at amortised cost | Loans and advances to customers
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	864	516	338
Financial assets at amortised cost | Debt securities
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	(4)	0
Financial assets at fair value through other comprehensive income
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(1)	(3)	(2)
Stage 1
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(16)	(165)	295
Stage 1 | Provisions in relation to loan commitments and financial guarantees
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(28)	(14)	31
Stage 1 | Financial assets at amortised cost
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	13	(148)	266
Stage 1 | Financial assets at amortised cost | Loans and advances to banks
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	(5)	(3)
Stage 1 | Financial assets at amortised cost | Loans and advances to customers
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	13	(139)	269
Stage 1 | Financial assets at amortised cost | Debt securities
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	(4)	0
Stage 1 | Financial assets at fair value through other comprehensive income
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(1)	(3)	(2)
Stage 2 £m
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(124)	(320)	(289)
Stage 2 £m | Provisions in relation to loan commitments and financial guarantees
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(43)	(34)	(19)
Stage 2 £m | Financial assets at amortised cost
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(81)	(286)	(270)
Stage 2 £m | Financial assets at amortised cost | Loans and advances to banks
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
Stage 2 £m | Financial assets at amortised cost | Loans and advances to customers
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(81)	(286)	(270)
Stage 2 £m | Financial assets at amortised cost | Debt securities
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
Stage 2 £m | Financial assets at fair value through other comprehensive income
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
Stage 3
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	996	946	410
Stage 3 | Provisions in relation to loan commitments and financial guarantees
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	(2)
Stage 3 | Financial assets at amortised cost
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	996	946	412
Stage 3 | Financial assets at amortised cost | Loans and advances to banks
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
Stage 3 | Financial assets at amortised cost | Loans and advances to customers
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	996	946	412
Stage 3 | Financial assets at amortised cost | Debt securities
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
Stage 3 | Financial assets at fair value through other comprehensive income
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
POCI
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(64)	(5)	(73)
POCI | Provisions in relation to loan commitments and financial guarantees
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
POCI | Financial assets at amortised cost
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(64)	(5)	(73)
POCI | Financial assets at amortised cost | Loans and advances to banks
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
POCI | Financial assets at amortised cost | Loans and advances to customers
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(64)	(5)	(73)
POCI | Financial assets at amortised cost | Debt securities
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
POCI | Financial assets at fair value through other comprehensive income
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	£ 0	£ 0	£ 0